Financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 33,138,000	$ 9,424,000	$ 8,761,000
Long-term investments	3,044,000	6,210,000	250,000
Current Liabilities, fair value		(550,000)
Total	39,043,000	17,843,000	18,461,000
Short-term investments	2,861,000	2,759,000	8,694,000
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	33,138,000	9,424,000	8,761,000
Corporate Notes/Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	2,794,000	5,605,000
Short-term investments	2,861,000	2,059,000
Convertible Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	250,000	605,000	250,000
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		700,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	33,138,000	9,424,000	8,761,000
Total	33,138,000	9,424,000	8,761,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	33,138,000	9,424,000	8,761,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	2,794,000	5,605,000
Total	5,655,000	8,364,000	9,450,000
Short-term investments	2,861,000	2,759,000	9,450,000
Fair Value, Inputs, Level 2 [Member] | Corporate Notes/Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	2,794,000	5,605,000
Short-term investments	2,861,000	2,059,000	8,694,000
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		700,000	8,694,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	250,000	605,000	250,000
Current Liabilities, fair value		(550,000)
Total	250,000	55,000	250,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 250,000	605,000	$ 250,000
Fair Value, Inputs, Level 3 [Member] | Accrued Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Liabilities, fair value		$ (550,000)